CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Net income/(loss) for the year	€ 1,295	€ 3,910	€ (2,415)
Currency translation differences	(486)	(2,834)	(3,402)
Items that may be reclassified subsequently to profit or loss	(486)	(2,834)	(3,402)
Total other comprehensive income/(loss) recognized for the year	(486)	(2,834)	(3,402)
Total comprehensive income/(loss) recognized for the year	809	1,076	(5,817)
Attributable to:
Equity holders of the Company	806	1,074	(5,819)
Non-controlling interests	€ 3	€ 2	€ 2